Financial instruments - Trade Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 11,958	$ 4,843
Gross carrying amount | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	15,477	7,721
Gross carrying amount | Not past due
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	9,328	2,147
Gross carrying amount | Not past due | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	9,328	2,147
Gross carrying amount | Past due less than 90 days | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	2,235	3,234
Gross carrying amount | Past due more than 90 days | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	3,914	2,340
Accumulated impairment | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	(3,519)	(2,878)
Accumulated impairment | Not past due
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ (280)	$ (86)